Summary of Significant Accounting Policies - Schedule of Amortization Computed on a Straight-line Basis (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Internal-use software	3 years	3 years